Equity (Details) - $ / shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Equity [Abstract]
Number of shares exercisable	112,500	112,500	112,500
Exercise price	$ 6.25	$ 6.25	$ 6.25
Stock price	$ 0.51	$ 1.71	$ 6.00
Expected term (years)	3 years	4 years	5 years
Risk-free interest rate	1.74%	0.89%	1.63%
Expected volatility	76.58%	84.83%	92.00%